Quarterly Report
February 28, 2025
MFS®  Emerging Markets
Equity Fund
FEM-Q3

Portfolio of Investments
2/28/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.0%
Airlines – 0.7%
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	2,385,722	$22,934,456
Grupo Aeroportuario del Sureste, “B”	1,115,848	30,162,206
		$53,096,662
Alcoholic Beverages – 4.2%
Ambev S.A., ADR	42,146,147	$87,242,524
China Resources Beer Holdings Co. Ltd.	18,266,000	58,482,767
Kweichow Moutai Co. Ltd., “A”	623,400	128,458,986
Wuliangye Yibin Co. Ltd., “A”	3,032,718	54,909,675
		$329,093,952
Automotive – 4.3%
BYD Co. Ltd.	2,027,000	$96,853,331
Hero MotoCorp Ltd.	832,347	35,015,100
Mahindra & Mahindra Ltd.	2,970,755	87,764,225
Maruti Suzuki India Ltd.	362,927	49,546,122
PT Astra International Tbk	248,366,300	68,016,598
		$337,195,376
Biotechnology – 0.6%
Hugel, Inc. (a)	227,917	$49,475,109
Brokerage & Asset Managers – 0.5%
B3 S.A. - Brasil Bolsa Balcao	20,448,100	$36,119,715
Business Services – 3.7%
Infosys Ltd.	8,549,136	$166,646,217
Tata Consultancy Services Ltd.	2,863,579	114,326,944
Tech Mahindra Ltd.	730,593	12,478,956
		$293,452,117
Chemicals – 1.0%
UPL Ltd.	10,887,968	$78,757,074
Computer Software – 1.0%
Kingsoft Corp.	15,611,200	$80,815,776
Computer Software - Systems – 5.1%
EPAM Systems, Inc. (a)	303,930	$62,652,130
Hon Hai Precision Industry Co. Ltd.	10,543,000	54,204,394
Samsung Electronics Co. Ltd.	7,695,041	287,488,262
		$404,344,786
Conglomerates – 0.5%
LG Corp.	934,788	$42,581,782
Construction – 3.5%
Anhui Conch Cement Co. Ltd.	16,248,000	$44,396,011
Beijing New Building Materials PLC, “A”	11,703,994	46,416,549
Gree Electric Appliances, Inc., “A”	9,725,339	54,651,705
Midea Group Co. Ltd., “A”	7,793,501	78,315,944
Techtronic Industries Co. Ltd.	3,902,000	54,530,153
		$278,310,362
Consumer Services – 0.2%
MakeMyTrip Ltd. (a)	163,541	$15,742,457

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – 12.6%
ASE Technology Holding Co. Ltd	22,750,000	$114,563,935
MediaTek, Inc.	2,256,000	102,962,476
SK Hynix, Inc.	521,153	70,412,100
SK Square Co. Ltd. (a)	571,165	35,867,538
Taiwan Semiconductor Manufacturing Co. Ltd.	21,927,695	673,455,625
		$997,261,674
Energy - Independent – 1.9%
Bharat Petroleum Corp. Ltd.	21,399,769	$58,457,274
PT United Tractors Tbk	31,338,200	42,244,196
Reliance Industries Ltd.	3,739,899	51,455,382
		$152,156,852
Energy - Integrated – 3.7%
Galp Energia SGPS S.A., “B” (a)	4,298,682	$70,975,256
Petroleo Brasileiro S.A., ADR	6,674,003	89,097,940
Petroleo Brasileiro S.A., ADR	3,193,281	38,989,961
Petronet LNG Ltd.	14,618,408	47,328,200
Saudi Arabian Oil Co.	6,067,942	43,847,486
		$290,238,843
Engineering - Construction – 0.6%
Doosan Bobcat, Inc.	1,452,041	$46,852,142
Food & Beverages – 2.8%
Gruma S.A.B. de C.V.	2,447,448	$42,260,571
Inner Mongolia Yili Industrial Group Co. Ltd., “A”	29,392,427	114,128,108
Orion Corp.	958,371	66,756,446
		$223,145,125
Food & Drug Stores – 0.5%
BIM Birlesik Magazalar A.S.	2,761,412	$38,353,982
Gaming & Lodging – 0.0%
ITC Hotels Ltd. (a)	1,335,721	$2,500,515
Insurance – 4.9%
AIA Group Ltd.	10,673,200	$81,749,534
DB Insurance Co. Ltd.	871,044	54,660,391
Hyundai Marine & Fire Insurance Co. Ltd.	3,701,714	59,142,125
Ping An Insurance Co. of China Ltd., “H”	22,548,000	133,822,865
Samsung Fire & Marine Insurance Co. Ltd.	228,597	59,919,210
		$389,294,125
Interactive Media Services – 0.2%
Baidu, Inc., ADR (a)	177,864	$15,376,343
Leisure & Toys – 8.3%
NetEase, Inc., ADR	1,389,294	$138,540,398
Tencent Holdings Ltd.	8,421,600	518,265,635
		$656,806,033
Machinery & Tools – 1.6%
Delta Electronics, Inc.	10,620,000	$126,186,309

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Major Banks – 4.4%
Banco Bradesco S.A., ADR	38,192,823	$74,476,005
Bandhan Bank Ltd.	16,666,244	26,940,441
Erste Group Bank AG	754,209	50,572,949
National Bank of Greece S.A	5,046,207	46,714,300
Nedbank Group Ltd.	4,354,842	65,127,116
OTP Bank PLC	1,344,483	82,488,929
		$346,319,740
Medical & Health Technology & Services – 0.0%
Burning Rock Biotech Ltd., ADR (a)(l)	312,678	$1,941,730
Metals & Mining – 2.4%
Industries Qatar Q.P.S.C.	15,299,033	$55,590,829
Vale S.A., ADR	14,592,387	137,606,209
		$193,197,038
Natural Gas - Distribution – 0.4%
China Resources Gas Group Ltd.	10,522,000	$35,447,425
Network & Telecom – 1.3%
Accton Technology Corp.	1,965,000	$38,771,690
GDS Holdings Ltd., “A” (a)	4,639,000	22,114,934
GDS Holdings Ltd., ADR (a)	1,069,322	40,687,702
		$101,574,326
Oil Services – 0.5%
Samsung E&A Co. Ltd.	3,655,221	$41,128,153
Other Banks & Diversified Financials – 13.4%
Bangkok Bank Public Co. Ltd.	14,652,700	$64,961,125
Bank Negara Indonesia PT	269,559,300	65,520,144
China Construction Bank Corp.	202,537,490	171,892,465
China Merchants Bank Co. Ltd.	8,913,000	52,247,510
Credicorp Ltd.	460,880	84,350,258
Emirates NBD Bank PJSC	9,150,890	55,063,554
Grupo Financiero Banorte S.A. de C.V.	7,966,983	56,141,764
HDFC Bank Ltd.	8,642,589	171,783,974
Kasikornbank Co. Ltd.	23,447,600	103,952,342
KB Financial Group, Inc.	1,425,521	76,756,900
Kotak Mahindra Bank Ltd.	6,266,030	136,699,613
Saudi Awwal Bank	2,767,780	26,125,753
Sberbank of Russia PJSC (a)(u)	50,760,059	0
		$1,065,495,402
Pharmaceuticals – 0.1%
Hypera S.A.	2,519,154	$8,150,940
Precious Metals & Minerals – 0.9%
Gold Fields Ltd., ADR	4,133,406	$74,277,306
Real Estate – 1.9%
Emaar Properties PJSC	25,365,061	$93,580,172
Hang Lung Properties Ltd.	40,093,000	33,543,763
SM Investments Corp.	1,552,590	20,480,775
		$147,604,710

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Stores – 6.2%
Alibaba Group Holding Ltd.	19,440,948	$321,960,727
PDD Holdings, Inc., ADR (a)	374,024	42,522,789
Vipshop Holdings Ltd., ADR	4,039,159	63,495,580
Walmart de Mexico S.A.B. de C.V.	24,509,001	64,843,800
		$492,822,896
Telecom Services – 2.1%
Etihad Etisalat Co.	4,371,123	$72,263,453
Hellenic Telecommunications Organization S.A.	2,565,920	39,979,583
PT Telekom Indonesia	368,293,000	52,200,757
		$164,443,793
Tobacco – 1.6%
British American Tobacco PLC	1,685,896	$65,465,636
ITC Ltd.	13,468,231	60,942,871
		$126,408,507
Utilities - Electric Power – 0.4%
NTPC Ltd.	8,787,936	$31,350,631
Total Common Stocks		$7,767,319,708
Mutual Funds (h) – 1.3%
Money Market Funds – 1.3%
MFS Institutional Money Market Portfolio, 4.38% (v)	103,642,438	$103,652,802
Collateral for Securities Loaned – 0.0%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 4.31% (j)	83,700	$83,700

Other Assets, Less Liabilities – 0.7%		56,445,939
Net Assets – 100.0%		$7,927,502,149
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $103,652,802 and $7,767,403,408, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
2/28/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
China	$1,298,596,805	$1,017,148,150	$—	$2,315,744,955
India	316,653,693	831,082,303	—	1,147,735,996
Taiwan	—	1,110,144,429	—	1,110,144,429
South Korea	66,756,446	824,283,712	—	891,040,158
Brazil	471,683,294	—	—	471,683,294
Indonesia	159,965,097	68,016,598	—	227,981,695
Mexico	216,342,797	—	—	216,342,797
Hong Kong	—	169,823,450	—	169,823,450
Thailand	—	168,913,467	—	168,913,467
Other Countries	856,091,300	191,818,167	0	1,047,909,467
Investment Companies	103,736,502	—	—	103,736,502
Total	$3,489,825,934	$4,381,230,276	$0	$7,871,056,210
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 5/31/24	$0
Realized gain (loss)	(133,173,627)
Change in unrealized appreciation or depreciation	190,969,984
Sales	(57,796,357)
Balance as of 2/28/25	$0
The net change in unrealized appreciation or depreciation from investments held as level 3 at February 28, 2025 is $0. At February 28, 2025, the fund held one level 3 security.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended February 28, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$155,743,854	$1,372,644,675	$1,424,719,510	$(5,969)	$(10,248)	$103,652,802
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$4,813,993	$—

Supplemental Information (unaudited) – continued
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of February 28, 2025, are as follows:
China	29.3%
India	14.6%
Taiwan	14.1%
South Korea	11.3%
Brazil	6.0%
Indonesia	2.9%
Mexico	2.7%
United States	2.3%
Hong Kong	2.2%
Other Countries	14.6%
(4) Russia and Ukraine Conflict
The fund invests in securities and/or derivative instruments that are economically tied to Russia and/or Ukraine. Escalation of the conflict between Russia and Ukraine in late February 2022 caused market volatility and disruption in the tradability of Russian securities, including closure of the local securities market, temporary restriction on securities sales by non-residents, and disruptions to clearance and payment systems. To the extent that the fund is unable to sell securities, whether due to market constraints or to the sanctions imposed on Russia by the United States and other countries, those securities are considered illiquid and the value of those securities reflects their illiquid classification. Additionally, since there is no assurance on collectability of dividends declared by certain Russian issuers, all such dividends, related receivables, and/or currency denominated in Rubles, if applicable, have been valued at $0. Management continues to monitor these events and to evaluate the related impacts on fund performance.